Project debt (Tables)	9 Months Ended
Sep. 30, 2020
Project debt [Abstract]
Project debt
The breakdown of project debt for both non-current and current liabilities as of September 30, 2020 and December 31, 2019 is as follows:

	Balance as of September 30,	Balance as of December 31,
	2020	2019
	($ in thousands)
Non-current	4,638,584	4,069,909
Current	642,590	782,439
Total Project debt	5,281,174	4,852,348

Repayment schedule for project debt
The repayment schedule for project debt in accordance with the financing arrangements and assuming there will be no acceleration of the Kaxu debt, as of September 30, 2020, is as follows and is consistent with the projected cash flows of the related projects:

Remainder of 2020
Payment of interests accrued as of September 30, 2020	Nominal repayment	Between January and September 2021	Between October and December 2021	2022	2023	2024	Subsequent Years	Total
($ in thousands)
60,216	153,392	124,337	153,001	320,011	345,565	360,277	3,764,374	5,281,174

The repayment schedule for project debt in accordance with the financing arrangements and assuming there would be no acceleration of the Mojave debt, as of December 31, 2019, was as follows and was consistent with the projected cash flows of the related projects:

2020		2021	2022	2023	2024	Subsequent years	Total
Interest Repayment	Nominal repayment
12,799	256,620	262,787	293,642	319,962	335,067	3,371,724	4,852,348